SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 480,362
Amount representing implicit interest	(72,450)
Lease liability	407,912	$ 489,123	$ 158,124
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	151,209
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	219,140
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	110,013
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities